Other payables and accrued liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Other payables and accrued liabilities
Schedule of other payables and accrued liabilities

		December 31,
	Note	2023	2022
Accrued professional fees		$268	$308
Accrued staff costs and staff benefits		26	49
Rental deposits from tenants		189	205
Rental receipt in advance		13	10
Interest receipt in advance		1	—
Advances from unrelated parties	*	538	409
Others		1,243	279
		$2,278	$1,260

*  The advances from unrelated parties were unsecured, interest free and have no fixed terms of repayment.